MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	$ 0.4	$ 0.7